Income Taxes - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
POSCO's statutory rate	27.50%	27.50%	27.50%
Deductible temporary differences	₩ 4,532,662
Taxable temporary differences, not recognized	₩ 10,640,755